Document and Entity Information	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	TRACON Pharmaceuticals, Inc.
Entity Tax Identification Number	34-2037594
Entity Central Index Key	0001394319
Entity Emerging Growth Company	false
Entity File Number	001-36818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4350 La Jolla Village Drive
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	858
Local Phone Number	550-0780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TCON
Security Exchange Name	NASDAQ